Note 9 - Summary of Stock Options - Valuation Assumptions for Stock Options (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employees [Member]
Expected term (in years) (Year)	5 years	5 years
Average volatility	49.00%	63.00%
Risk-free interest rate	1.78%	1.70%
Dividend yield	0.00%	0.00%
Nonemployees [Member]
Expected term (in years) (Year)	10 years
Average volatility	51.00%
Risk-free interest rate	2.43%
Dividend yield	0.00%